AOMT II, LLC ABS-15G

Exhibit 99.3

Exception Grades
Run Date - XXX
SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXX	2026020220	XXX		XXX	XXX	XXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		FTI with less than XXX months of owning primary or XXX, lender exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXX months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .XXX. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXX%.	XXX months reserves LTV is XXX% below guideline max.	Originator,XXX XXX Originator,XXX	Reviewer Comment (XXX): Lender exception in file.			XXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	XXX	XXX		B	B	B	B			A	A		N/A	No
XXX	2026020279	XXX		XXX	XXX	XXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided						Reviewer Comment (XXX): Received and associated Business Purpose Certificate. Exception Cleared Buyer Comment (XXX): DOCS UPLOADED	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A			A	A		N/A	No
XXX	2026020279	XXX		XXX	XXX	XXX	Credit	Title	General	Title	XXX Coverage is less than Original Loan Amount.	The XXX Amount of $XXX is less than the note amount of $XXX based on the Commitment in file.	The XXX Amount of $XXX is less than the note amount of $XXX based on the Commitment in file.				Reviewer Comment (XXX): Documentation provided; exception cleared. Buyer Comment (XXX): See docs provided	XXX			1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	XXX	XXX		C	A	C	A			A	A		N/A	No
XXX	2026020248	XXX		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	XXX Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	XXX: Notice of Right to Cancel was not provided.	.				Reviewer Comment (XXX): Permanent financing refinance of construction only loan exempt from rescission under Comment 1026.2(a)(24)-4-ii. Buyer Comment (XXX): XXX from Lender	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX	XXX XXX - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXX	2026020248	XXX		XXX	XXX	XXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided						Reviewer Comment (XXX): Received and associated Fraud Report. Exception cleared. Buyer Comment (XXX): Corresponding Fraud report to cleared alert summary Reviewer Comment (XXX): Received Alert Summary. Please provide the complete Fraud Report. Exception Remains. Buyer Comment (XXX): fraud report	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	2026020248	XXX		XXX	XXX	XXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Final 1003 States XXX as Borrower's previous primary residence. Borrower letter in file states prior primary residence as XXX, living in workshop for last XXX years. Please provide clarification on prior residence and addressXXX. Construction Loan Payoff document in file has XXX.				Reviewer Comment (XXX): Documentation provided; exception cleared. Buyer Comment (XXX): The subject is located on parcel XXX highlighted in XXX. You can see two building on the lot. One is the subject and the other is the workshop.	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	2026020210	XXX		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	XXX Defect	XXX XXX Percent Tolerance Violation Without Sufficient Cure Provided	XXX-XXX Integrated Disclosure: XXX Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. $XXX over legal limit. Insufficient or no cure was provided to the borrower. (XXX)	XXX Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. $XXX over legal limit. Insufficient or no cure was provided to the borrower				Reviewer Comment (XXX): XXX received multiple XXX and corresponding XXX. Buyer Comment (XXX):XXX Buyer Comment (XXX): Docs uploaded	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXX	2026020210	XXX	XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	XXX Defect	XXX XXX Percent Tolerance Violation Without Sufficient Cure Provided	XXX-XXX Integrated Disclosure: XXX Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $XXX exceeds tolerance of $XXX. $XXX over legal limit. Insufficient or no cure was provided to the borrower. (XXX)	XXX Percent Fee Tolerance exceeded for HOA/XXX Questionnaire. Fee Amount of $XXX exceeds tolerance of $XXX. $XXX over legal limit. Insufficient or no cure was provided to the borrower	Reviewer Comment (XXX): XXX received XXX dated XXX and email log for change in XXX management provider.

Buyer Comment (XXX): XXX docs uploaded

Reviewer Comment (XXX): XXX received HOA cert fee invoice. But, an increase in the invoice amount is not an actual changed circumstance and cannot be tested as such. An increase requires a change in circumstance that the lender did not or could not have known at the time of disclosure. XXX XXX, XXX, Additional Considerations, Row XXX indicates: To illustrate, see examples of sufficient vs. insufficient XXX reasons. Please provide more information or Cure is required.

Buyer Comment (XXX): Change

Reviewer Comment (XXX): SitusAMC received XXX dated XXX for increase in condo cert fee but the provided reason is not sufficient. Please provide more information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs or cure would be required.

Buyer Comment (XXX): XXX uploaded
																		XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXX	2026020187	XXX		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	XXX Defect	XXX Initial Closing Disclosure Timing without Waiver	XXX-XXX Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least XXX (XXX) business days prior to closing. (Final/XXX)	Closing Disclosure not provided to Borrower(s) at least three (XXX) business days prior to closing.				Reviewer Comment (XXX): XXX received initial CD dated XXX Buyer Comment (XXX): XXX	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	2026020187	XXX		XXX	XXX	XXX	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: XXX	The verification of employment is required and was not found in file.				Reviewer Comment (XXX): Received and associated XXX. Exception cleared. Buyer Comment (XXX): XXX	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	2026020187	XXX		XXX	XXX	XXX	Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within XXX business days of the Note.	Borrower:XXX // Employment Type: Employment / Income Type: Wages / Start Date: XXX	The verification of employment is required and was not found in file.				Reviewer Comment (XXX): Received and associated XXX. Exception cleared. Buyer Comment XXX): XXX uploaded to XXX	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	2026020187	XXX		XXX	XXX	XXX	Credit	Hazard Insurance	Document Error	XXX	XXX does not list Lender or Servicer and its successors and assigns, per guideline requirements.		XXX lists lender only without the XXX				Reviewer Comment (XXX): Documentation provided; exception cleared. Buyer Comment (XXX): HOI	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	2026020187	XXX		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	ATR/QM Defect	Check Loan Designation Match - XXX	Ability to Repay (XXX): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of XXX Fail.	Missing employment verification.				Reviewer Comment (XXX): Received and associated XXX. Exception cleared. Buyer Comment (XXX): XXX uploaded to XXX	XXX			1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	XXX	XXX	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXX	2026020187	XXX		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - XXX	Ability to Repay (XXX): Unable to verify current Wages/W-XXX employment status using reasonably reliable third-party records. (XXX Sales Master Corporation/Wages)	Missing employment verification.				Reviewer Comment XXX): Received and associated XXX. Exception cleared. Buyer Comment (XXX): XXX uploaded to XXX	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	2026020187	XXX		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (XXX): General Ability-to-Repay requirements not satisfied.	Missing employment verification.				Reviewer Comment (XXX): Received and associated XXX. Exception cleared.	XXX			1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	XXX	XXX		C	A	C	A	C	A	A	A	Non QM	Non QM	No